Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

	December 31, 2024	December 31, 2023
	$	$
Trade receivables, net of expected credit losses of $2.7 (2023 – $2.7)	1,282.4	1,016.1
Holdbacks and other	26.5	36.8
Insurance receivables	14.9	10.6
Trade and other receivables	1,323.8	1,063.5

The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2024	1,285.1	655.9	380.6	118.3	36.1	94.2
December 31, 2023	1,018.8	503.8	309.0	92.1	31.7	82.2

Information about the Company’s exposure to credit risks for trade and other receivables is included in note 24.